Investee Companies and other investments (Subsidiaries) (Narrative) (Details) € in Thousands, $ in Thousands		1 Months Ended								12 Months Ended
	Jan. 20, 2019 EUR (€)	Feb. 26, 2021 EUR (€)	Nov. 30, 2019 EUR (€)	Apr. 17, 2019 EUR (€)	Mar. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017	Jul. 31, 2016	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) ₪ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Jan. 27, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 20, 2019 EUR (€)	Sep. 30, 2019 EUR (€)	Apr. 30, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Borrowings										€ 218,895	€ 218,895		€ 198,169
Revenue										44,783		$ 50,685	9,645	€ 18,988
Equity						€ 76,957				113,483	113,483		125,026	107,566	$ 128,441		$ 141,508
Capital Gain	€ 18,800									0		$ 0	0	€ 18,770
Transaction costs related to borrowings										10,545
Acquisition cost of intangible asset										€ 5,505	5,505
Groen Gas Gelderland B.V [Member]
Disclosure of subsidiaries [line items]
Green gas production capacity per year										9.5 million		9.5 million
Repayment of shares and shareholder loans										€ 1,567
Repayment of other existing loans										5,897
Amount receivable for subsidy payments										493
Amount of subsidy higher than estimated										€ 680
Groen Gas Gelderland B.V [Member] | License [Member]
Disclosure of subsidiaries [line items]
Green gas production capacity per year										7.5 million		7.5 million
Italian indirect wholly-owned subsidiaries [Member]
Disclosure of subsidiaries [line items]
Borrowings													30,725
Adjusted amount of funds received																		€ 2,300
Aggregate purchase price																		€ 38,700
Fair value of identifiable assets acquired and liabilities assumed										€ 7,464	7,464
Indemnification for potential tax liabilities										250	250
Indemnification for potential incentive reduction										€ 500	€ 500
Indemnification for potential incentive reduction second													€ 2,100
Israel Electricity Authority [Member]
Disclosure of subsidiaries [line items]
Period of concession project										16 years		16 years
Weighted interest rate										5.90%	5.90%				5.90%
Biogas [Member]
Disclosure of subsidiaries [line items]
Acquisition-related costs										€ 60
Discounted cash flow rate										5.80%		5.80%
Ellomay Solar Project [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries		100.00%
Fixed and lump-sum amount		€ 15,820
Ellomay Luxembourg [Member]
Disclosure of subsidiaries [line items]
Advance payment			€ 1,250
Additional advance payment																			€ 304
Deferred payment received																€ 1,400
Percentage of share capital holds			100.00%
Amount received from insurance reimbursement										€ 187
Ellomay Luxembourg [Member] | Biogas [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries									51.00%
Ellomay Luxembourg [Member] | Groen Goor Anaerobic Digestion Project [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries									51.00%
Ludan [Member] | Biogas [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries									49.00%
Talmei Yosef [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries								100.00%
Period of plant operate										20 years		20 years
Electricity produced per KWP | ₪ / shares											€ 0.9631
Groen Goor and Groen Gas Oude-Tonge [Member] | Biogas [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries					49.00%
Amount of consideration of subsidiaries					€ 3
Talasol [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries				24.50%
Aggregate purchase price																				€ 10,000
Output percentage of financial power swap							80.00%
Period of financial power swap							10 years
Proceeds from project finance						€ 177,000
EPC Agreement [Member]
Disclosure of subsidiaries [line items]
Fixed and lump-sum amount							€ 192,500
Talasol SPA [Member]
Disclosure of subsidiaries [line items]
Percentage of payment of shares				49.00%
Project financing aggregate amount				€ 16,100						€ 175,000	€ 175,000
Deferred aggregate purchase price				1,400
Equity				6,100
Payment of shares				4,900
Recognized amount in equity				6,100
Associated expenses in equity				€ 700
Prepayment of outstanding amount										121,000
Deposit as debt service fund										6,900	6,900
Deposit as security for letter of credit										10,000	10,000
Previous financing amount										3,290
Transaction costs related to borrowings										3,000
Expected special dividend										€ 30,000	€ 30,000